Shareholders’ Equity - Schedule of RSUs Activity (Details) - RSUs [Member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of RSUs Activity [Line Items]
Outstanding, Numbers of RSUs, ending balance	4,241,830	2,598,084	1,968,794
Granted, Numbers of RSUs	4,377,834	2,908,983	1,619,898
Forfeited, Numbers of RSUs	(432,018)	(370,067)	(417,025)
Vested, Numbers of RSUs	(3,274,523)	(895,170)	(573,583)
Outstanding, Numbers of RSUs, ending balance	4,913,123	4,241,830	2,598,084